[Janus Henderson Letterhead]

August 11, 2017

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)
1933 Act File No. 002-34393
1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 257 and Amendment No. 240 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment relates only to the following series and classes:

Series	Class

Alternative Fund
Janus Henderson Diversified Alternatives Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Asset Allocation Funds
Janus Henderson Global Allocation Fund – Conservative	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
Janus Henderson Global Allocation Fund – Growth	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
Janus Henderson Global Allocation Fund – Moderate	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares

Fixed Income Funds
Janus Henderson Flexible Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Henderson Global Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus Henderson Global Unconstrained Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Henderson High-Yield Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Henderson Multi-Sector Income Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus Henderson Real Return Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, Class T Shares
Janus Henderson Short-Term Bond Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Global & International Fund
Janus Henderson Adaptive Global Allocation Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Mathematical Funds
Janus Henderson Emerging Markets Managed Volatility Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus Henderson Global Income Managed Volatility Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus Henderson International Managed Volatility Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus Henderson U.S. Managed Volatility Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Money Market Funds
Janus Henderson Government Money Market Fund	Class D Shares, Class T Shares

Janus Henderson Money Market Fund	Class D Shares, Class T Shares

Value Funds
Janus Henderson Large Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus Henderson Mid Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class L Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Henderson Select Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus Henderson Small Cap Value Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class L Shares, Class N Shares, Class R Shares, Class S Shares, Class T Shares
Janus Henderson Value Plus Income Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

Income, Global/International, & Alternative Funds
Janus Henderson All Asset Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus Henderson Dividend & Income Builder Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus Henderson International Long/Short Equity Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares
Janus Henderson Strategic Income Fund	Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class S Shares, Class T Shares

The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and statements of additional information (“SAIs”) comprising the Amendment as follows:

•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated October 14, 2016, October 28, 2016 and January 27, 2017, as applicable.

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on October 27, 2017.

Please call me at (303) 394-7310 with any questions regarding this filing.

Respectfully,

/s/ Kathryn Santoro

Kathryn Santoro

Legal Counsel

Enclosures (via EDGAR and under separate cover)